ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables
The Company's accounts receivable and other consist of the following:

AS AT DEC. 31 US$ MILLIONS	2021	2020
Reinsurance receivable	$12	$2
Accrued investment income	21	7
Due from related party	10	—
Other assets	4	4
Total accounts receivable and other	$47	$13